Accrued Expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Payables And Accruals [Abstract]
Accrued Expenses
(5)	Accrued Expenses:
Accrued expenses consist of the following:

	June 30, 2013	March 31, 2014
Research and development-related	$61	$546
Compensation-related	298	375

	$359	$921

(12)	Accrued Expenses:
Accrued expenses consist of the following:

	June 30,
	2012	2013
Research and development-related	$151	$61
Compensation-related	207	298
Other	11	—

	$369	$359